Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ 112,230	$ (110,070)	[2],[3]	$ 1,383	[2],[3]
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset) (Note 17)	(1,223)	120		64
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	(112)	(157)		448
Cash flow hedges - effective portion of changes in fair value (Note 14)	(1,885)	(2,698)		0
Equity-accounted investees - share of other comprehensive income (Note 26)	(720)	(459)		483
Other comprehensive income (expense), net of tax	(3,940)	(3,194)		995
Total comprehensive income (expense) for the period	108,290	(113,264)		2,378
Attributable to:
Owners of the company	$ 108,290	$ (113,264)		$ 2,378

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.
[2]	.
[3]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.